Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Total credit facilities	$ 5,773	$ 6,342
Credit facilities utilized:
Short-term borrowings	(412)	(98)
Long-term debt (including current portion)	(34,057)	(33,405)
Letters of credit outstanding	(105)	(102)
Credit facilities unutilized	3,741	3,926
Current installments of long-term debt	3,146	1,990
Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	$ (1,515)	$ (2,216)
Long-term debt (including current portion), weighted average interest rate	3.80%	4.60%
Current installments of long-term debt	$ 707	$ 1,860
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (412)	$ (98)
Short-term debt weighted average interest rate (percent)	4.20%	6.10%
Regulated Utilities
Line of Credit Facility [Line Items]
Total credit facilities	$ 4,196
Credit facilities utilized:
Letters of credit outstanding	(83)
Credit facilities unutilized	2,186
Regulated Utilities | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(1,515)
Regulated Utilities | Credit facility
Credit facilities utilized:
Short-term borrowings	(412)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	1,577
Credit facilities utilized:
Letters of credit outstanding	(22)
Credit facilities unutilized	1,555
Corporate and Other | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	0
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	$ 0